Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
OPERATING EXPENSES:
Amortization of intangible assets	$ 57,344	$ 57,344	$ 172,033	$ 172,033	$ 229,377	$ 229,377
Research and development expenses	3,176,945	1,344,991	10,382,794	8,042,379	9,266,734	23,100,394
General and administrative expenses	2,151,088	1,585,869	6,377,450	6,188,703
Selling, general and administrative expenses					8,570,089	8,849,814
TOTAL OPERATING EXPENSES	5,385,377	2,988,204	16,932,277	14,403,115	18,066,200	32,179,585
LOSS FROM OPERATIONS	(5,385,377)	(2,988,204)	(16,932,277)	(14,403,115)	(18,066,200)	(32,179,585)
OTHER (INCOME) EXPENSE:
Change in fair value of derivative liabilities		(7,290)		(3,771)	(3,771)	(1,816,271)
Interest expense	5,967	4,998	13,923	327,722	332,720	2,893,922
Interest income	(121,045)	(197,494)	(518,869)	(674,087)	(853,029)	(1,136,703)
TOTAL OTHER INCOME, NET	(115,078)	(199,786)	(504,946)	(350,136)	(524,080)	(59,052)
NET LOSS	(5,270,299)	(2,788,418)	(16,427,331)	(14,052,979)	(17,542,120)	(32,120,533)
Deemed dividend related to ratchet adjustment to warrants			43,544	369,465	369,465	886,423
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (5,270,299)	$ (2,788,418)	$ (16,470,875)	$ (14,422,444)	$ (17,911,585)	$ (33,006,956)
NET LOSS PER COMMON SHARE
- Basic	$ (0.70)	$ (1.51)	$ (2.35)	$ (10.68)	$ (12.12)	$ (73.05)
- Diluted	$ (0.70)	$ (1.51)	$ (2.35)	$ (10.68)	$ (12.12)	$ (73.05)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
- Basic	7,543,923	1,850,722	7,019,677	1,350,352	1,477,372	451,853
- Diluted	7,543,923	1,850,722	7,019,677	1,350,352	1,477,372	451,853
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (5,270,299)	$ (2,788,418)	$ (16,470,875)	$ (14,422,444)	$ (17,911,585)	$ (33,006,956)
Other comprehensive loss
Reclassification of unrealized gains on available-for-sale investments upon settlement						(176,591)
Total other comprehensive loss						(176,591)
Comprehensive loss					$ (17,911,585)	$ (33,183,547)